Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization
(1)	Organization

Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA or parent company), which is a wholly owned subsidiary of Allianz Europe, B.V. Allianz Europe, B.V. is a wholly owned subsidiary of Allianz SE. Allianz SE is a European Company registered in Munich, Germany, and is the Company’s ultimate parent. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

(1)	Organization

Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA or parent company), which is a wholly owned subsidiary of Allianz Europe, B.V. Allianz Europe, B.V. is a wholly owned subsidiary of Allianz SE. Allianz SE is a European Company registered in Munich, Germany, and is the Company’s ultimate parent. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

The Company is a life insurance company licensed to sell annuity, group and individual life, and group and individual accident and health policies in the United States, Canada, and several U.S. territories. Based on 2015 statutory net premium written, 94%, 5%, and 1% of the Company’s business is annuity, life insurance, and accident and health, respectively. The annuity business comprises fixed-indexed, variable-indexed, variable, and fixed interest annuities. The fixed-indexed, variable, and variable-indexed business represents 81%, 13% and 6% of 2015 statutory annuity net premium written, respectively. Life business comprises both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of universal life policies, fixed index universal life policies, term insurance policies, and limited payment contracts. Accident and health business primarily comprises closed blocks of long-term care (LTC) insurance. The Company’s primary distribution channels are through independent agents, broker-dealers, banks, and third-party marketing organizations.